Expense Example, No Redemption - Victory Special Value Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	703	972	1,262	2,084	223	850	1,503	3,253	117	399	703	1,565	167	517	892	1,944	112	887	1,682	3,765